Schedule I - Summary of Investments - Other than Investments in Related Parties (Details) $ in Thousands	Dec. 31, 2020 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 95,452
Fair value	105,311
Balance sheet value	105,311
Total equities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	4,000
Fair value	4,000
Balance sheet value	4,000
Private Common Equity Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,000
Fair value	1,000
Balance sheet value	1,000
Private preferred equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,000
Fair value	3,000
Balance sheet value	3,000
Total debt securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	91,452
Fair value	101,311
Balance sheet value	101,311
Asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	9,268
Fair value	9,929
Balance sheet value	9,929
Other Debt securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	362
Fair value	423
Balance sheet value	423
Corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	29,396
Fair value	37,746
Balance sheet value	37,746
U.S. Treasury securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	52,426
Fair value	53,213
Balance sheet value	$ 53,213